CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Series A Preferred Stock Preferred Stock	Series B Preferred Stock Preferred Stock	Series B Preferred Stock Additional Paid-in Capital	Series B Preferred Stock	Series C Preferred Stock Preferred Stock	Series C Preferred Stock Additional Paid-in Capital	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of beginning at Dec. 31, 2020	$ 4,898							$ 9,674	$ 17,232,393	$ (12,257,532)	$ 4,989,433
Balance as of beginning (in shares) at Dec. 31, 2020	4,897,553							9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 1,743	$ 10,121,321	$ 10,123,064
Issuances of stock, net of issuance costs (in shares)		1,743,481
Stock-based compensation									205,629		205,629
Net loss										(11,814,968)	(11,814,968)
Balance as of end at Dec. 31, 2021	$ 4,898	$ 1,743						$ 9,674	27,559,343	(24,072,500)	3,503,158
Balance as of end (in shares) at Dec. 31, 2021	4,897,553	1,743,481						9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 1,356							9,010,822		9,012,178
Issuances of stock, net of issuance costs (in shares)		1,356,303
Stock-based compensation									76,973		76,973
Net loss										(4,504,659)	(4,504,659)
Balance as of end at Mar. 31, 2022	$ 4,898	$ 3,099						$ 9,674	36,647,138	(28,577,159)	8,087,650
Balance as of end (in shares) at Mar. 31, 2022	4,897,553	3,099,784						9,673,870
Balance as of beginning at Dec. 31, 2021	$ 4,898	$ 1,743						$ 9,674	27,559,343	(24,072,500)	3,503,158
Balance as of beginning (in shares) at Dec. 31, 2021	4,897,553	1,743,481						9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs		$ 1,453	$ 9,613,625	$ 9,615,078	$ 438	$ 3,978,175	$ 3,978,613
Issuances of stock, net of issuance costs (in shares)		1,452,186			438,367
Stock-based compensation									743,274		743,274
Net loss										(13,690,947)	(13,690,947)
Balance as of end at Dec. 31, 2022	$ 4,898	$ 3,196			$ 438			$ 9,674	41,894,417	(37,763,447)	4,149,176
Balance as of end (in shares) at Dec. 31, 2022	4,897,553	3,195,599			438,367			9,673,870
Increase (Decrease) in Stockholders' Equity
Issuances of stock, net of issuance costs					$ 21				147,021		147,042
Issuances of stock, net of issuance costs (in shares)					21,088
Stock-based compensation									368,140		368,140
Net loss										(3,858,722)	(3,858,722)
Balance as of end at Mar. 31, 2023	$ 4,898	$ 3,196			$ 459			$ 9,674	$ 42,409,578	$ (41,622,169)	$ 805,636
Balance as of end (in shares) at Mar. 31, 2023	4,897,553	3,195,599			459,455			9,673,870